Organization, Business Operations and Liquidity (Details)		12 Months Ended
	Mar. 02, 2021 USD ($) shares	Dec. 31, 2021 USD ($) item $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Nov. 02, 2021 $ / shares shares	Nov. 01, 2021 USD ($)	Dec. 30, 2020 $ / shares
Organization, Business Operation And Going Concern Consideration [Line Items]
Transaction costs		$ 358,000	$ 133,000	$ 314,000
CIK 001836707 SBEA Merger Sub LLC
Organization, Business Operation And Going Concern Consideration [Line Items]
Gross proceeds (in Shares) | shares	34,500,000
Price per unit (in Dollars per share) | $ / shares		$ 10.00
Gross proceeds	$ 345,000,000
No of shares entitled for each warrant | item		1
Transaction costs		$ 820,691
Underwriting discount		6,900,000
Deferred underwriting discount		12,075,000
Other offering costs		499,651
Offering costs		$ 18,653,960
Public shares redeem percentage		100.00%
Public share price per share (in Dollars per share) | $ / shares		$ 10.00
Net tangible assets		$ 5,000,001
Dissolution expenses		$ 100,000
Public share price (in Dollars per share) | $ / shares		$ 10.00
Trust account assets price (in Dollars per share) | $ / shares		$ 10.00
Operating bank account		$ 400,000
Contingent capital markets advisory services fees						$ 3,850,000
Working capital deficit		2,000,000.0
Capital contribution from sponsor		25,000
Unsecured promissory note from the sponsor		175,000
Cash		$ 413,805	$ 200,000
Class A Common Stock | CIK 001836707 SBEA Merger Sub LLC
Organization, Business Operation And Going Concern Consideration [Line Items]
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Class B Common Stock | CIK 001836707 SBEA Merger Sub LLC
Organization, Business Operation And Going Concern Consideration [Line Items]
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0001	$ 0.0001				$ 0.0001
Common Class C | CIK 001836707 SBEA Merger Sub LLC
Organization, Business Operation And Going Concern Consideration [Line Items]
Common stock, par value (in Dollars per share) | $ / shares					$ 0.0001
Business Combination Agreement | CIK 001836707 SBEA Merger Sub LLC
Organization, Business Operation And Going Concern Consideration [Line Items]
Number of warrants receivable upon merger | shares					1
Business Combination Agreement | Class A Common Stock | CIK 001836707 SBEA Merger Sub LLC
Organization, Business Operation And Going Concern Consideration [Line Items]
Common stock, par value (in Dollars per share) | $ / shares					$ 0.0001
Number of shares receivable upon merger | shares					1
Business Combination Agreement | Class B Common Stock | CIK 001836707 SBEA Merger Sub LLC
Organization, Business Operation And Going Concern Consideration [Line Items]
Common stock, par value (in Dollars per share) | $ / shares					$ 0.0001
Business Combination Agreement | Common Class C | CIK 001836707 SBEA Merger Sub LLC
Organization, Business Operation And Going Concern Consideration [Line Items]
Common stock, par value (in Dollars per share) | $ / shares					$ 0.0001
Engaged Capital, LLC [Member] | CIK 001836707 SBEA Merger Sub LLC
Organization, Business Operation And Going Concern Consideration [Line Items]
Gross proceeds (in Shares) | shares		10,000,000
Gross proceeds		$ 100,000,000
Engaged Capital, LLC [Member] | Class A Common Stock | CIK 001836707 SBEA Merger Sub LLC
Organization, Business Operation And Going Concern Consideration [Line Items]
Price per unit (in Dollars per share) | $ / shares		$ 10.00
Aggregate amount		$ 100,000,000
Warrant [Member] | CIK 001836707 SBEA Merger Sub LLC
Organization, Business Operation And Going Concern Consideration [Line Items]
Gross proceeds		$ 9,400,000
Sale of private warrants (in Shares) | shares		6,266,667
Price per private warrant (in Dollars per share) | $ / shares		$ 1.50
IPO [Member] | CIK 001836707 SBEA Merger Sub LLC
Organization, Business Operation And Going Concern Consideration [Line Items]
Gross proceeds (in Shares) | shares	34,500,000
Additional Shares Purchased (in Shares) | shares	4,500,000
Transaction costs		$ 19,474,651
Underwriting discount	$ 6,900,000
Over-Allotment Option [Member] | CIK 001836707 SBEA Merger Sub LLC
Organization, Business Operation And Going Concern Consideration [Line Items]
Gross proceeds (in Shares) | shares	4,500,000
Price per unit (in Dollars per share) | $ / shares		$ 10.00
Gross proceeds	$ 345,000,000
Private Placement [Member] | CIK 001836707 SBEA Merger Sub LLC
Organization, Business Operation And Going Concern Consideration [Line Items]
Price per unit (in Dollars per share) | $ / shares		11.50
Private Placement [Member] | Engaged Capital, LLC [Member] | CIK 001836707 SBEA Merger Sub LLC
Organization, Business Operation And Going Concern Consideration [Line Items]
Price per unit (in Dollars per share) | $ / shares		$ 10.00
Aggregate amount		$ 100,000,000
Founder purchase shares (in Shares) | shares		10,000,000
Private Placement [Member] | Engaged Capital, LLC [Member] | Class A Common Stock | CIK 001836707 SBEA Merger Sub LLC
Organization, Business Operation And Going Concern Consideration [Line Items]
Aggregate amount		$ 100,000,000
Private Placement [Member] | Engaged Capital, LLC [Member] | Common Class C | CIK 001836707 SBEA Merger Sub LLC
Organization, Business Operation And Going Concern Consideration [Line Items]
Additional Shares Purchased (in Shares) | shares		10,000,000
Aggregate amount		$ 100,000,000
Founder purchase shares (in Shares) | shares		10,000,000